Intangible Assets and Liabilities (Q1)	3 Months Ended
Mar. 31, 2020
Intangible Assets And Liabilities Disclosure [Abstract]
Intangible Assets and Liabilities
Note 16 — Intangible Assets and Liabilities

During 2008, Cleco Katrina/Rita acquired a $177.5 million intangible asset which includes $176.0 million for the right to bill and collect storm recovery charges from customers of Cleco Power and $1.5 million of financing costs. This intangible asset was fully amortized in March 2020 and had no residual value at the end of its life.

As a result of the 2016 Merger, fair value adjustments were recorded on Cleco’s Condensed Consolidated Balance Sheet for the valuation of the Cleco trade name and long-term wholesale power supply agreements. At the end of their life, these intangible assets will have no residual value. The trade name intangible asset is being amortized over its estimated economic useful life of 20 years. The intangible assets related to the power supply agreements are amortized over the estimated life of each applicable contract ranging between 7 and 19 years and the amortization is included in Electric operations on Cleco’s Condensed Consolidated Statements of Income.

As a result of the Cleco Cajun Transaction, fair value adjustments were recorded on Cleco’s Condensed Consolidated Balance Sheet for the difference between the contract and market price of acquired long-term wholesale power agreements. The fair value of intangible assets of $98.9 million and intangible liabilities of $14.2 million was reflected in the purchase price allocation. At the end of their life, these intangible assets and liabilities will have no residual value. These intangibles are amortized over the estimated life of each applicable contract ranging between 2 and 8 years. The amortization is included in Electric operations on Cleco’s Condensed Consolidated Statements of Income.

As part of the Cleco Cajun Transaction, Cleco assumed an LTSA for maintenance services related to the Cottonwood Plant. An intangible liability of $24.1 million was reflected in the purchase price allocation and is being amortized using the straight-line method over the estimated life of the LTSA of seven years. The amortization is included as a reduction to the LTSA prepayments on Cleco’s Condensed Consolidated Balance Sheet. For more information on the fair value adjustments of intangible assets and liabilities related to the Cleco Cajun Transaction, see Note 2 — “Business Combinations.”

The following tables present Cleco and Cleco Power’s amortization of intangible assets and liabilities:

Cleco
	FOR THE THREE MONTHS ENDED MAR. 31,
(THOUSANDS)	2020	2019
Intangible assets
Cleco Katrina/Rita right to bill and collect storm recovery charges	$517	$4,870
Trade name	$64	$64
Power supply agreements	$6,400	$5,190
Intangible liabilities
LTSA	$871	$581
Power supply agreements	$882	$211

Cleco Power
	FOR THE THREE MONTHS ENDED MAR. 31,
(THOUSANDS)	2020	2019
Cleco Katrina/Rita right to bill and collect storm recovery charges	$517	$4,870

The following tables summarize the balances for intangible assets and liabilities subject to amortization for Cleco and Cleco Power:

Cleco
(THOUSANDS)	AT MAR. 31, 2020	AT DEC. 31, 2019
Intangible assets
Cleco Katrina/Rita right to bill and collect storm recovery charges	$70,594	$70,594
Trade name	5,100	5,100
Power supply agreements	184,004	184,004
Total intangible assets carrying amount	259,698	259,698
Intangible liabilities
LTSA	24,100	24,100
Power supply agreements	14,200	14,200
Total intangible liability carrying amount	38,300	38,300
Net intangible assets carrying amount	221,398	221,398
Accumulated amortization	(120,395)	(115,167)
Net intangible assets subject to amortization	$101,003	$106,231

Cleco Power
(THOUSANDS)	AT MAR. 31, 2020	AT DEC. 31, 2019
Cleco Katrina/Rita right to bill and collect storm recovery charges	$177,537	$177,537
Accumulated amortization	(177,537)	(177,020)
Net intangible assets subject to amortization	$—	$517